Basic and Diluted Net Income (Loss) Per Share - Summary of Antidilutive Securities Excluded From Computation Of Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	8,222,710
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	35,476,667	0
Warrants to purchase redeemable convertible preferred stock, as-converted
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,678,320	5,554,470